Segment Reporting and Foreign Operations (Details 2) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by geographic area	$ 13,481	$ 14,087	$ 53,167	$ 66,957
Operating loss by geographic area	(5,354)	(4,182)	(23,723)	(11,412)
Net loss by geographic area	(6,056)	(4,306)	(27,503)	(11,729)
Identifiable assets by geographic area	54,577		66,473	68,715
Long lived assets by geographic area	28,797		30,162	33,000
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by geographic area	13,425	14,049	53,348	66,916
Operating loss by geographic area	(4,953)	(3,790)	(21,838)	(10,412)
Net loss by geographic area	(5,647)	(3,914)	(24,861)	(13,691)
Identifiable assets by geographic area	54,019		66,050	67,538
Long lived assets by geographic area	28,422		29,843	32,759
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by geographic area	56	38	54	41
Operating loss by geographic area	(401)	(383)	(1,860)	(1,000)
Net loss by geographic area	(401)	(383)	(1,860)	1,983
Identifiable assets by geographic area	535		400	405
Long lived assets by geographic area	375		319	241
Saudi Arabia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by geographic area
Operating loss by geographic area		(9)	(25)
Net loss by geographic area	(9)	(9)	(782)	(21)
Identifiable assets by geographic area	23		23	772
Long lived assets by geographic area
Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by geographic area			(235)
Operating loss by geographic area
Net loss by geographic area
Identifiable assets by geographic area
Long lived assets by geographic area